VANECK MORNINGSTAR SMID MOAT ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.9%
Automobiles & Components : 1.9%
BorgWarner, Inc. 66,196 $ 2,134,159
Gentex Corp. 65,698 2,214,680
Lear Corp. 16,902 1,930,377
6,279,216
Banks : 2.2%
Comerica, Inc. 46,628 2,379,893
M&T Bank Corp. 17,079 2,585,077
TRUIST FINANCIAL CORP 61,575 2,392,189
7,357,159
Capital Goods : 9.9%
Allegion plc 37,011 4,372,850
Allison Transmission Holdings,
Inc. 30,526 2,316,923
Chart Industries, Inc. * † 32,882 4,746,188
Fortive Corp. 58,120 4,306,692
Fortune Brands Innovations,
Inc. 33,396 2,168,736
Huntington Ingalls Industries,
Inc. 9,316 2,294,810
Johnson Controls International
plc 38,271 2,543,873
Masco Corp. 32,858 2,190,643
MSC Industrial Direct Co., Inc. 26,603 2,109,884
Rockwell Automation, Inc. 8,646 2,380,071
Sensata Technologies Holding
Plc 57,179 2,137,923
WESCO International, Inc. 12,732 2,018,277
33,586,870
Commercial & Professional Services : 5.1%
Dayforce, Inc. * † 33,652 1,669,139
Equifax, Inc. 9,300 2,254,878
SS&C Technologies Holdings,
Inc. 73,759 4,622,477
TransUnion 57,448 4,260,344
TriNet Group, Inc. 39,938 3,993,800
16,800,638
Consumer Discretionary Distribution &
Retail : 6.6%
Asbury Automotive Group,
Inc. * 20,793 4,738,101
Bath & Body Works, Inc. 112,701 4,400,974
Best Buy Co., Inc. 28,777 2,425,613
CarMax, Inc. * 60,842 4,462,152
eBay, Inc. 46,229 2,483,422
Lithia Motors, Inc. 16,079 4,059,144
22,569,406
Consumer Durables & Apparel : 5.1%
Brunswick Corp. 58,029 4,222,770
Hasbro, Inc. 84,640 4,951,439
Mattel, Inc. * 252,277 4,102,024
Tapestry, Inc. 102,449 4,383,793
17,660,026
Consumer Services : 8.4%
Carnival Corp. * 264,362 4,948,856
DoorDash, Inc. * 36,302 3,948,932
Expedia Group, Inc. * 33,870 4,267,281
Las Vegas Sands Corp. 46,124 2,040,987
Number
of Shares Value
Consumer Services (continued)
Norwegian Cruise Line
Holdings Ltd. * 231,449 $ 4,348,927
Wyndham Hotels & Resorts,
Inc. 60,857 4,503,418
Wynn Resorts Ltd. 49,104 4,394,808
28,453,209
Consumer Staples Distribution & Retail : 0.7%
The Kroger Co. 47,386 2,365,983
Underline
Energy : 3.6%
Devon Energy Corp. 48,382 2,293,307
Equitrans Midstream Corp. 206,776 2,683,952
Hess Corp. 15,536 2,291,871
HF Sinclair Corp. 87,278 4,655,409
11,924,539
Equity Real Estate Investment Trusts (REITs) :
0.7%
CROWN CASTLE INC 22,741 2,221,796
Underline
Financial Services : 8.9%
Block, Inc. * 35,070 2,261,664
Capital One Financial Corp. 33,483 4,635,721
Carlyle Group, Inc. 56,145 2,254,222
Discover Financial Services 37,367 4,887,977
Global Payments, Inc. 42,819 4,140,597
Interactive Brokers Group, Inc. 21,523 2,638,720
LPL Financial Holdings, Inc. 8,124 2,269,033
SEI Investments Co. 34,646 2,241,250
Western Union Co. 347,171 4,242,430
29,571,614
Food, Beverage & Tobacco : 1.4%
Boston Beer Co., Inc. * 8,413 2,566,386
Lamb Weston Holdings, Inc. 22,853 1,921,480
4,487,866
Health Care Equipment & Services : 5.6%
Baxter International, Inc. 54,563 1,825,132
Centene Corp. * 64,707 4,290,074
LABCORP HOLDINGS INC 11,543 2,349,116
Quest Diagnostics, Inc. 18,467 2,527,763
ResMed, Inc. 10,748 2,057,382
Veeva Systems, Inc. * 21,412 3,918,610
Zimmer Biomet Holdings, Inc. 19,521 2,118,614
19,086,691
Materials : 8.7%
Celanese Corp. 15,779 2,128,429
Corteva, Inc. 43,639 2,353,888
Dow, Inc. 81,593 4,328,509
DuPont de Nemours, Inc. 61,419 4,943,615
Eastman Chemical Co. 47,486 4,652,203
International Flavors &
Fragrances, Inc. 23,420 2,229,818
LyondellBasell Industries NV 47,413 4,535,528
Scotts Miracle-Gro Co. 33,544 2,182,373
SEALED AIR CORP 59,040 2,054,002
29,408,365
Media & Entertainment : 7.4%
Electronic Arts, Inc. 16,570 2,308,698
Interpublic Group of Cos, Inc. 74,676 2,172,325

VANECK MORNINGSTAR SMID MOAT ETF
SCHEDULE OF INVESTMENTS
(continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Media & Entertainment (continued)
Live Nation Entertainment,
Inc. * 49,317 $ 4,622,976
Omnicom Group, Inc. 51,791 4,645,653
Pinterest, Inc. * 62,570 2,757,460
Roblox Corp. * 53,641 1,995,982
Sirius XM Holdings, Inc. 585,421 1,656,741
Take-Two Interactive Software,
Inc. * 15,996 2,487,218
Warner Music Group Corp. 74,023 2,268,805
24,915,858
Pharmaceuticals, Biotechnology & Life
Sciences : 3.2%
Agilent Technologies, Inc. 15,352 1,990,080
Charles River Laboratories
International, Inc. * 10,599 2,189,541
Ionis Pharmaceuticals, Inc. * 46,849 2,232,823
IQVIA Holdings, Inc. * 10,423 2,203,839
REVVITY INC 20,138 2,111,671
10,727,954
Real Estate Management & Development :
0.7%
Jones Lang LaSalle, Inc. * 11,098 2,278,197
Underline
Semiconductors & Semiconductor
Equipment : 2.8%
Microchip Technology, Inc. 26,850 2,456,775
ON Semiconductor Corp. * 28,296 1,939,691
Skyworks Solutions, Inc. 19,800 2,110,284
Teradyne, Inc. 20,328 3,014,439
9,521,189
Software & Services : 5.4%
Autodesk, Inc. * 10,163 2,514,834
Cloudflare, Inc. * 30,053 2,489,290
Cognizant Technology
Solutions Corp. 64,006 4,352,408
Smartsheet, Inc. * 47,153 2,078,504
Tyler Technologies, Inc. * 5,479 2,754,732
Number
of Shares Value
Software & Services (continued)
Workday, Inc. * 10,746 $ 2,402,376
Zoom Video Communications,
Inc. * 34,975 2,070,170
18,662,314
Technology Hardware & Equipment : 3.6%
Corning, Inc. 68,460 2,659,671
F5, Inc. * 13,487 2,322,866
Littelfuse, Inc. 18,230 4,659,406
Zebra Technologies Corp. * 8,183 2,527,974
12,169,917
Transportation : 1.1%
Lyft, Inc. * 271,664 3,830,462
Underline
Utilities : 6.9%
Alliant Energy Corp. 48,334 2,460,201
Edison International 35,089 2,519,741
Entergy Corp. 23,384 2,502,088
Evergy, Inc. 42,669 2,260,177
FirstEnergy Corp. 63,734 2,439,100
NiSource, Inc. 168,455 4,853,189
Portland General Electric Co. 53,007 2,292,023
WEC Energy Group, Inc. 57,410 4,504,389
23,830,908
Total Common Stocks
(Cost: $335,386,132) 337,710,177
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0%
(Cost: $3,218)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 3,218 3,218
Total Investments: 99.9%
(Cost: $335,389,350) 337,713,395
Other assets less liabilities: 0.1% 360,065
NET ASSETS: 100.0% $ 338,073,460
† Security fully or partially on loan. Total market value of securities on loan is $1,533,903.
* Non-income producing